FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2024
Tarus [Member]
IfrsStatementLineItems [Line Items]
Gain on change in fair value of the liability		$ 685	$ 7,179
IOX [Member]
IfrsStatementLineItems [Line Items]
Gain on change in fair value of the liability		426	$ 4,126
Impairment loss	$ 46,900
IPO [Member]
IfrsStatementLineItems [Line Items]
Unrecognized gain		$ 1,769